Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2045 Fund
December 31, 2025
AFF45-NPRT3-0226
1.843408.119
Bond Funds - 5.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	119,957	909,276
Fidelity Series Emerging Markets Debt Fund (b)	1,318,941	11,250,564
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	343,223	3,274,348
Fidelity Series Floating Rate High Income Fund (b)	213,905	1,882,367
Fidelity Series High Income Fund (b)	1,311,937	11,689,357
Fidelity Series International Credit Fund (b)	93,628	791,157
Fidelity Series International Developed Markets Bond Index Fund (b)	2,564,628	21,748,044
Fidelity Series Investment Grade Bond Fund (b)	21	217
Fidelity Series Long-Term Treasury Bond Index Fund (b)	15,392,831	82,967,361
Fidelity Series Real Estate Income Fund (b)	193,233	1,953,586
TOTAL BOND FUNDS (Cost $156,223,477)		136,466,277

Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	11,619,792	185,916,678
Fidelity Advisor Series Growth Opportunities Fund (b)	7,463,820	131,139,313
Fidelity Series All-Sector Equity Fund (b)	6,209,287	86,433,278
Fidelity Series Commodity Strategy Fund (b)	158,741	15,358,191
Fidelity Series Intrinsic Opportunities Fund (b)	2,690,581	28,600,873
Fidelity Series Large Cap Stock Fund (b)	9,482,292	253,177,200
Fidelity Series Large Cap Value Index Fund (b)	1,332,373	24,289,166
Fidelity Series Opportunistic Insights Fund (b)	6,273,140	160,027,789
Fidelity Series Small Cap Core Fund (b)	491,599	6,646,416
Fidelity Series Small Cap Discovery Fund (b)	1,952,838	21,461,687
Fidelity Series Small Cap Opportunities Fund (b)	2,635,154	42,742,191
Fidelity Series Stock Selector Large Cap Value Fund (b)	10,094,271	146,568,819
Fidelity Series Value Discovery Fund (b)	8,603,730	146,521,530
TOTAL DOMESTIC EQUITY FUNDS (Cost $869,222,979)		1,248,883,131

International Equity Funds - 39.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,207,774	83,103,546
Fidelity Series Emerging Markets Fund (b)	4,778,592	56,100,670
Fidelity Series Emerging Markets Opportunities Fund (b)	9,152,302	225,604,237
Fidelity Series International Growth Fund (b)	8,839,004	168,913,370
Fidelity Series International Small Cap Fund (b)	1,501,138	26,855,360
Fidelity Series International Value Fund (b)	10,895,585	169,971,120
Fidelity Series Overseas Fund (b)	11,323,773	169,063,930
Fidelity Series Select International Small Cap Fund (b)	130,043	1,797,193
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $605,343,535)		901,409,426

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	330,000	329,578
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	2,740,000	2,734,591
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	2,190,000	2,184,217
US Treasury Bills 0% 1/8/2026 (d)	3.89	500,000	499,711
US Treasury Bills 0% 2/26/2026 (d)	3.75 to 3.78	220,000	218,794
US Treasury Bills 0% 3/12/2026 (d)	3.64	30,000	29,795
US Treasury Bills 0% 3/19/2026 (d)	3.56	360,000	357,320
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	210,000	208,721
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,561,109)			6,562,727

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	2,778,572	2,779,128
Fidelity Series Government Money Market Fund (b)(f)	3.84	7,750,287	7,750,287
TOTAL MONEY MARKET FUNDS (Cost $10,529,461)			10,529,415

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,647,880,561)	2,303,850,976
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,639,526)
NET ASSETS - 100.0%	2,302,211,450

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	78	3/2026	11,318,190	24,199

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	653	3/2026	74,941,953	(377,935)
CBOT US Treasury Long Bond Contracts (United States)	420	3/2026	48,391,875	(558,094)

TOTAL INTEREST RATE CONTRACTS				(936,029)

TOTAL LONG				(911,830)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	184	3/2026	22,981,600	439,225
CME E-Mini S&P 500 Index Contracts (United States)	66	3/2026	22,745,250	(67)
ICE MSCI Emerging Markets Index Contracts (United States)	5	3/2026	352,850	62

TOTAL SHORT				439,220

TOTAL FUTURES CONTRACTS				(472,610)
The notional amount of long futures as a percentage of Net Assets is 5.9%.
The notional amount of short futures as a percentage of Net Assets is 2.0%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,562,727.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,060,306	37,297,474	42,578,672	114,304	66	(46)	2,779,128	2,778,572	0.0%
Total	8,060,306	37,297,474	42,578,672	114,304	66	(46)	2,779,128

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	153,275,092	37,653,098	20,191,820	23,105,348	275,120	14,905,188	185,916,678	11,619,792
Fidelity Advisor Series Growth Opportunities Fund	107,206,769	24,431,209	21,198,467	17,563,964	2,616,597	18,083,205	131,139,313	7,463,820
Fidelity Advisor Series Small Cap Fund	259,405	-	253,081	-	16,394	(22,718)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	924,553	78,961	74,180	38,839	(10,434)	(9,624)	909,276	119,957
Fidelity Series All-Sector Equity Fund	68,587,701	9,081,199	5,240,463	4,608,347	121,525	13,883,316	86,433,278	6,209,287
Fidelity Series Canada Fund	55,105,984	18,648,866	4,018,358	1,676,014	225,483	13,141,571	83,103,546	4,207,774
Fidelity Series Commodity Strategy Fund	3,889,786	11,530,331	257,010	116,467	10,661	184,423	15,358,191	158,741
Fidelity Series Emerging Markets Debt Fund	9,816,116	1,382,351	649,660	484,527	(24,067)	725,824	11,250,564	1,318,941
Fidelity Series Emerging Markets Debt Local Currency Fund	2,944,240	306,299	179,131	212,902	(8,622)	211,562	3,274,348	343,223
Fidelity Series Emerging Markets Fund	47,134,118	4,536,673	8,702,712	1,344,943	626,464	12,506,127	56,100,670	4,778,592
Fidelity Series Emerging Markets Opportunities Fund	188,650,175	14,876,630	31,452,983	5,602,247	2,645,157	50,885,258	225,604,237	9,152,302
Fidelity Series Floating Rate High Income Fund	1,836,956	177,500	123,621	110,643	(3,551)	(4,917)	1,882,367	213,905
Fidelity Series Government Money Market Fund	-	7,798,703	48,416	21,741	-	-	7,750,287	7,750,287
Fidelity Series High Income Fund	10,438,218	1,474,451	662,332	605,952	(3,748)	442,768	11,689,357	1,311,937
Fidelity Series International Credit Fund	750,350	35,213	-	35,212	-	5,594	791,157	93,628
Fidelity Series International Developed Markets Bond Index Fund	17,296,034	6,177,642	1,414,497	730,661	(15,663)	(295,472)	21,748,044	2,564,628
Fidelity Series International Growth Fund	143,676,121	26,178,113	11,605,294	13,334,676	885,113	9,779,317	168,913,370	8,839,004
Fidelity Series International Small Cap Fund	25,426,480	4,205,613	4,817,215	3,507,716	1,045,016	995,466	26,855,360	1,501,138
Fidelity Series International Value Fund	152,950,132	22,501,578	28,168,119	17,256,750	7,528,419	15,159,110	169,971,120	10,895,585
Fidelity Series Intrinsic Opportunities Fund	25,884,792	4,063,304	2,108,720	3,078,871	(9,410)	770,907	28,600,873	2,690,581
Fidelity Series Investment Grade Bond Fund	444,938	1,386,931	1,853,082	12,478	22,321	(891)	217	21
Fidelity Series Large Cap Stock Fund	207,199,040	34,641,245	27,850,818	23,397,802	2,582,637	36,605,096	253,177,200	9,482,292
Fidelity Series Large Cap Value Index Fund	20,572,484	2,982,861	1,327,293	815,396	6,032	2,055,082	24,289,166	1,332,373
Fidelity Series Long-Term Treasury Bond Index Fund	84,144,650	15,500,676	14,776,169	2,432,020	(4,439,209)	2,537,413	82,967,361	15,392,831
Fidelity Series Opportunistic Insights Fund	131,800,291	29,640,480	16,008,102	22,402,048	268,005	14,327,115	160,027,789	6,273,140
Fidelity Series Overseas Fund	145,052,138	26,278,366	8,098,423	14,058,775	523,497	5,308,352	169,063,930	11,323,773
Fidelity Series Real Estate Income Fund	1,891,593	160,496	123,635	93,625	1,684	23,448	1,953,586	193,233
Fidelity Series Select International Small Cap Fund	350,825	1,192,146	14,574	52,053	883	267,913	1,797,193	130,043
Fidelity Series Small Cap Core Fund	5,683,389	314,715	748,217	53,745	(6,473)	1,403,002	6,646,416	491,599
Fidelity Series Small Cap Discovery Fund	18,966,362	2,731,936	1,618,914	2,073,415	19,739	1,362,564	21,461,687	1,952,838
Fidelity Series Small Cap Opportunities Fund	37,075,620	3,043,549	5,249,652	1,861,748	790,356	7,082,318	42,742,191	2,635,154
Fidelity Series Stock Selector Large Cap Value Fund	121,458,595	28,190,847	11,742,626	10,543,160	97,175	8,564,828	146,568,819	10,094,271
Fidelity Series Value Discovery Fund	123,899,197	24,706,423	13,323,736	8,032,923	289,159	10,950,487	146,521,530	8,603,730
	1,914,592,144	365,908,405	243,901,320	179,265,008	16,076,260	241,833,632	2,294,509,121

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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